Cash At Bank And Restricted Cash - Disclosure of Cash At Bank (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 39,598,785	¥ 43,882,127	¥ 34,743,188
Less: Provision for impairment losses	(3,793)	(2,115)	¥ (3,392)
Demand deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	16,821,476	26,524,195
Demand deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	16,439,164	24,509,888
Demand deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	347,388	1,985,271
Demand deposits | HKD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	23,809	13,586
Demand deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	11,115	15,450
Time deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	22,781,102	17,360,047
Time deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	22,672,430	17,248,631
Time deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 108,672	¥ 111,416